Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of trade receivables [line items]
Total net value of trade receivables	$ 8,776	$ 6,714
Gross carrying amount [member]
Disclosure of trade receivables [line items]
Total net value of trade receivables	8,776	6,714
Accumulated impairment [member]
Disclosure of trade receivables [line items]
Total net value of trade receivables	$ 0	$ 0